Average Annual Total Returns - AB CORE OPPORTUNITIES FUND, INC.	Feb. 26, 2021
SpFiveHundredIndex [Member]
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
RussellThousandValueIndex [Member]
Average Annual Return:
1 Year	2.80%	[1]
5 Years	9.74%	[1]
10 Years	10.50%	[1]
Class A
Average Annual Return:
1 Year	8.17%	[2]
5 Years	12.03%	[2]
10 Years	12.97%	[2]
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	7.10%	[2]
5 Years	9.73%	[2]
10 Years	11.26%	[2]
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.57%	[2]
5 Years	8.97%	[2]
10 Years	10.34%	[2]
Class C
Average Annual Return:
1 Year	11.16%
5 Years	12.17%
10 Years	12.64%
Class R
Average Annual Return:
1 Year	12.68%
5 Years	12.69%
10 Years	13.19%
Class K
Average Annual Return:
1 Year	12.97%
5 Years	12.98%
10 Years	13.48%
Class I
Average Annual Return:
1 Year	13.38%
5 Years	13.33%
10 Years	13.81%
Advisor Class
Average Annual Return:
1 Year	13.29%	[3]
5 Years	13.30%	[3]
10 Years	13.77%	[3]
Inception Date	Mar. 31, 2010
Class Z
Average Annual Return:
1 Year	13.40%	[3]
5 Years	13.40%	[3]
10 Years	13.84%	[3]
Inception Date	Oct. 15, 2013

[1]	The information for the Russell 1000® Value Index is presented to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.
[2]

After-tax returns:

–

Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–

Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–

Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[3]

Inception dates: 3/31/10 for Advisor Class shares and 10/15/13 for Class Z shares. Performance information for periods prior to the inception of Advisor Class and Class Z shares is the performance of the Fund’s Class A shares adjusted to reflect the expense ratios of Advisor Class and Class Z shares, respectively.